NOTES PAYABLE	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Notes Payable [Abstract]
NOTES PAYABLE
15.	NOTES PAYABLE

The Company received $0.2 million of funding under the Paycheck Protection Program (“PPP”) on May 4, 2020. The PPP loan was disbursed by the Coronavirus Aid Relief and Economic Security (“CARES”) Act as administered by the U.S. Small Business Administration. The loan was made pursuant to a PPP Promissory Note and Agreement. Loans obtained through the PPP are eligible to be forgiven as long as the proceeds are used for qualifying purposes and certain other conditions are met. The receipt of these funds, and the forgiveness of the loan was dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its adherence to the forgiveness criteria. In June 2020, Congress passed the Payroll Protection Program Flexibility Act that made several significant changes to PPP loan provisions, including providing greater flexibility for loan forgiveness. On February 10, 2021, the Company received approval from the Small Business Administration (“SBA”) for $0.2 million of PPP loan forgiveness. This amount was recorded as Forgiveness of Paycheck Protection Program loan in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Income) Loss during the six months ended May 31, 2021.

12.	NOTES PAYABLE

Paycheck Protection Program (“PPP”) Loan

On May 4, 2020, the Company received loan proceeds of $190,300 under the PPP. The PPP, which was established as part of the CARES Act, provides for loans to qualifying businesses for amounts up to 2.5 times certain average monthly payroll expenses of the qualifying business. The loan and accrued interest, or a portion thereof, may be forgiven after 24 weeks so long as the borrower uses the loan proceeds for eligible purposes including payroll, benefits, rent, mortgage interest and utilities, and maintains its payroll levels, as defined by the PPP. At least 60% of the amount forgiven must be attributable to payroll costs, as defined by the PPP.

The PPP loan matures in two years from the date of first disbursement of proceeds to the Company (the “PPP Loan Date”) and accrues interest at a fixed rate of 1%. Payments are deferred for at least the first six months and payable in 18 equal consecutive monthly installments of principal and interest commencing upon expiration of the deferral period of the PPP Loan Date.

As of November 30, 2020, the current and long-term portion of the loan were $75,480 and $114,820, respectively. See Note 24, “Subsequent Events,” for additional information.

Roboro Acquisition Note

As part of the Roboro acquisition, the Company assumed a loan payable to a former director of Roboro which is payable within four months of the May 5, 2020 acquisition date and accrued interest at a rate of 7.00%. The loan had a fair value of $122,548 (2,261,564 South African rand) at the acquisition date. This note was repaid during the year ended November 30, 2020. Interest expense for year ended November 30, 2020 was approximately $600.